S000080576 [Member] Investment Objectives and Goals - iMGP Berkshire Dividend Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iMGP Berkshire Dividend Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iMGP Berkshire Dividend Growth ETF (the “Fund”) seeks dividend income and long-term capital appreciation.